GS Mortgage Securities Corp. ABS-15G

Exhibit 99.1 - Schedule 2

Customer Loan ID	Seller Loan ID	Loan Exception ID	Deal Num	Investor Loan Number	Deal Name	Exception ID	Last Name	Purpose	Occupancy	Note Date	State	Original Loan Amount	Loan Status	Exception Date	Exception Type	Exception Subcategory	Exception Status	Exception Status Change Date	Exception Grade	Exception	Exception Information	Exception Rebuttal	Exception Rebuttal Date	Compensating Factors	Statute of Limitation Date	Assigned To	Comments
810000012	XXXXX	XXX			XXXX	7438951944	XXXXX	9-Refi No Cash Out	Investment	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	XXXX	Credit	Excessive LTV Ratio	Acknowledged	09/19/2024	2	Excessive LTV Ratio	XXX% LTV > XXX% limit due to a XXX% reduction in LTV for XXX. Qualifying value for LTV is $XXX since property was listed for sale and withdrawn on XX/XX/XXXX with a listing price of $XXX.	20240919: Uploaded	09/19/2024	X months reserves greater than program requirement, FICO above the minimum by XX points or higher		Closed	20240919: XXX exception approval received.
810000014	XXXXX	XXX	XXX		XXXX	finding-3352	XXXXX	First Time Home Purchase	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	XXXX	Compliance	Higher-Priced Mortgage Loan Test	Resolved	10/01/2024	1	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.		Closed	HPML compliant
810000014	XXXXX	XXX	XXX		XXXX	FPRO8998	XXXXX	First Time Home Purchase	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	XXXX	Property	No Property Findings	Resolved	10/01/2024	1	No Property Findings	Property and valuations related findings were not identified on the loan.			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.
810000014	XXXXX	XXX	XXX		XXXX	FCRE8999	XXXXX	First Time Home Purchase	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	XXXX	Credit	No Credit Findings	Resolved	10/01/2024	1	No Credit Findings	The loan meets all applicable credit guidelines.			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.
810000016	XXXXX	XXX	XXX	XXXX	FCOM9186	XXXXX	First Time Home Purchase	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	XXXX	Compliance	eSigned Documents Consent is Missing	Resolved	10/01/2024	1	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The eSigned documents consent is missing.	Document Uploaded.	10/01/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																								Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%		Closed	Evidence of eConsent is provided. The eSigned documents consent is missing.; Evidence of eConsent is provided. The eSigned documents consent is missing.
810000016	XXXXX	XXX	XXX	XXXX	FCOM5135	XXXXX	First Time Home Purchase	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	XXXX	Compliance	Missing Required Affiliated Business Disclosure	Resolved	10/02/2024	1	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Privacy notice in file provides link for additional fictitious operating names; however, found no additional names using the link provided.	Document Uploaded.	10/02/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																								Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%		Closed	Required Affiliated Business Disclosure Resolved
810000016	XXXXX	XXX	XXX	XXXX	FCRE1148	XXXXX	First Time Home Purchase	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	XXXX	Credit	Title Coverage is Less than Subject Lien	Resolved	10/02/2024	1	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX There is no amount listed on title report.	Document Uploaded.	10/01/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																								Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%		Closed	Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX
810000016	XXXXX	XXX	XXX	XXXX	FCRE1483	XXXXX	First Time Home Purchase	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	XXXX	Credit	Asset 5 Does Not Meet Guideline Requirements	Resolved	09/18/2024	1	Asset 5 Does Not Meet Guideline Requirements	Asset 5 Does Not Meet Guideline Requirements Asset statements utilized for asset utilization cannot be used to document any other income source.	Acct identified as not being used to document any other income source per eligible assets section in GLs page XXX.; Could you identify the asset by an bank and account number?	09/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																								Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%		Closed	Additional information provided; exception resolved. ; Asset 5 Meets Guideline Requirements Or Not Applicable; Asset 5 Does Not Meet Guideline Requirements
810000016	XXXXX	XXX	XXX	XXXX	FCRE1484	XXXXX	First Time Home Purchase	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	XXXX	Credit	Asset 6 Does Not Meet Guideline Requirements	Resolved	09/18/2024	1	Asset 6 Does Not Meet Guideline Requirements	Asset 6 Does Not Meet Guideline Requirements Asset statements utilized for asset utilization cannot be used to document any other income source.	Acct identified as not being used to document any other income source per eligible assets section in GLs page XXX.; Could you identify the asset by an bank and account number?	09/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																								Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%		Closed	Additional information provided; exception resolved. ; Asset 6 Meets Guideline Requirements Or Not Applicable; Asset 6 Does Not Meet Guideline Requirements
810000016	XXXXX	XXX	XXX	XXXX	FCRE1485	XXXXX	First Time Home Purchase	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	XXXX	Credit	Asset 7 Does Not Meet Guideline Requirements	Resolved	09/18/2024	1	Asset 7 Does Not Meet Guideline Requirements	Asset 7 Does Not Meet Guideline Requirements Asset statements utilized for asset utilization cannot be used to document any other income source.	Acct identified as not being used to document any other income source per eligible assets section in GLs page XXX.; Could you identify the asset by an bank and account number?	09/18/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																								Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%		Closed	Additional information provided; exception resolved. ; Asset 7 Meets Guideline Requirements Or Not Applicable; Asset 7 Does Not Meet Guideline Requirements
810000016	XXXXX	XXX	XXX	XXXX	FCRE1440	XXXXX	First Time Home Purchase	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	XXXX	Credit	Housing History Does Not Meet Guideline Requirements	Acknowledged	10/30/2024	2	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Missing VOR	Document Uploaded. ; Document Uploaded.	10/29/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																								Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%		Closed	Lender exception approval dated XX/XX/XXXX provided for: Requesting an exception for payment history with just payment history pointing to the rent listed on the 1003 ad requesting no LLPA.; Additional documentation provided; Exception Remains. Payment history does not match rent amount $XXX reflected on Final 1003 and is not reflected on XXX bank statement in loan file. Please provide additional evidence that payment history is for current residence at XXX.
810000016	XXXXX	XXX	XXX	XXXX	FCRE5116	XXXXX	First Time Home Purchase	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	XXXX	Credit	Missing VOM or VOR	Acknowledged	10/30/2024	2	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. Missing VOR	Document Uploaded. ; Document Uploaded.	10/29/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																								Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%		Closed	Lender exception approval dated XXXX provided for: Requesting an exception for payment history with just payment history pointing to the rent listed on the 1003 ad requesting no LLPA.; Additional documentation provided; Exception Remains. Payment history does not match rent amount $XXX reflected on Final 1003 and is not reflected on XXX bank statement in loan file. Please provide additional evidence that payment history is for current residence at XXX.
810000016	XXXXX	XXX	XXX	XXXX	FPRO8998	XXXXX	First Time Home Purchase	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	XXXX	Property	No Property Findings	Resolved	09/16/2024	1	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																								Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%		Closed
810000018	XXXXX	XXX	XXX	XXXX	FCOM5135	XXXXX	Other than first time Home Purchase	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	XXXX	Compliance	Missing Required Affiliated Business Disclosure	Resolved	08/20/2024	1	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	Document Uploaded.	08/20/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																								Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%		Closed	Affiliated attestation provided; Exception resolved; Required Affiliated Business Disclosure Resolved
810000018	XXXXX	XXX	XXX	XXXX	FCRE5770	XXXXX	Other than first time Home Purchase	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	XXXX	Credit	Borrower 1 Credit Report is Missing	Resolved	08/20/2024	1	Borrower 1 Credit Report is Missing	Borrower 1 Credit Report is Missing.	Document Uploaded.	08/20/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																								Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%		Closed	Borrower 1 Credit Report is not missing.
810000018	XXXXX	XXX	XXX	XXXX	FCRE5771	XXXXX	Other than first time Home Purchase	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	XXXX	Credit	Borrower 2 Credit Report is Missing	Resolved	08/20/2024	1	Borrower 2 Credit Report is Missing	Borrower 2 Credit Report is Missing.	Document Uploaded.	08/20/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																								Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%		Closed	Borrower 2 Credit Report is not missing.
810000018	XXXXX	XXX	XXX	XXXX	FCRE1197	XXXXX	Other than first time Home Purchase	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	XXXX	Credit	Audited FICO is less than Guideline FICO	Resolved	08/20/2024	1	Audited FICO is less than Guideline FICO	Audited FICO of is less than Guideline FICO of XXX.	Document Uploaded.	08/20/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																								Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%		Closed	Audited FICO of XXX is greater than or equal to Guideline FICO of XXX
810000018	XXXXX	XXX	XXX	XXXX	finding-3635	XXXXX	Other than first time Home Purchase	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	XXXX	Compliance	Charges That In Total Cannot Increase More Than 10% Test	Resolved	08/21/2024	1	Charges That In Total Cannot Increase More Than 10% Test	TILA 130 Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, and Copy of Refund Check, or Valid COC. The 10% tolerance violation in the amount of $XXX is due to increase from $XXX on the initial LE dated XX/XX/XXXX to $XXXon the final CD dated XX/XX/XXXX for the recording fee. This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($XXX) exceed the comparable charges ($XXX) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).	Document Uploaded.	08/20/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																								Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%		Closed	PCCD provided; Exception resolved; PCCD provided; Exception resolved
810000018	XXXXX	XXX	XXX	XXXX	FPRO8998	XXXXX	Other than first time Home Purchase	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	XXXX	Property	No Property Findings	Resolved	08/16/2024	1	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																								Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%		Closed	Cleared